SHAREHOLDERS' CAPITAL DEFICIENCY (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Risk-free interest rate		2.97%
Expected life of options		6 years 3 months
Expected volatility		70.00%
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Risk-free interest rate	3.64%
Expected life of options	2 years 6 months
Expected volatility	67.00%
Maximum [Member]
Risk-free interest rate	4.95%
Expected life of options	6 years 1 month 6 days
Expected volatility	71.00%